CONDENSED CONSOLIDATED INTERIM STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (UNAUDITED) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Revenue:
Revenue	¥ 74,383	¥ 132,229	¥ 187,615	¥ 215,782
Other revenue	1,133	876	2,233	1,312
Total revenue	75,516	133,105	189,848	217,094
Expenses:
Cost of sales	72,859	129,219	184,270	210,763
Selling, general and administrative expenses	4,186	3,370	8,479	6,684
Total expenses	77,045	132,589	192,749	217,447
Operating loss	(1,529)	516	(2,901)	(353)
Other income and expenses
Other income	11	322	115	247
Other expenses	3,295	1	3,146	59
Financial income	259	116	262	4
Financial expenses	(19)	(50)	(87)	(187)
Share of loss of equity-accounted investees, net of tax	(31)	0	(55)	0
Loss before income taxes	(4,604)	903	(5,812)	(348)
Income tax expense (benefit)	(468)	548	(501)	674
Net loss for the period attributable to owners of the Company	(4,136)	355	(5,311)	(1,022)
Other comprehensive income:
Foreign currency translation adjustment	(358)	(156)	(398)	50
Total comprehensive loss for the period attributable to owners of the Company	¥ (4,494)	¥ 199	¥ (5,709)	¥ (972)
Earnings (loss) per share:
Basic earnings (loss) per share (in Yen per share)	¥ (21.56)	¥ 2.71	¥ (29.36)	¥ (7.82)
Diluted earnings (loss) per share (in Yen per share)	¥ (21.56)	¥ 2.64	¥ (29.36)	¥ (7.82)
Weighted average shares - basic (shares)	191,804,883	130,822,522	180,885,840	130,818,546
Weighted average shares - diluted (shares)	191,804,883	134,648,307	180,885,840	130,818,546